SCHEDULE OF STOCK OPTION ACTIVITY (Details) - Gravitics Inc [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2026
ScheduleOfStockOptionActivityLineItem [Line Items]
Number of shares beginning balance	2,920,881
Weighted average exercise price beginning balance	$ 0.46
Weighted average remaining contractual term, years outstanding	7 years 9 months 3 days	8 years 21 days
Aggregate intrinsic value beginning balance	$ 748
Number of shares granted	798,667
Weighted average exercise price granted	$ 0.63
Aggregate intrinsic value granted			$ 9,300
Number of shares exercised	(11,458)
Weighted average exercise price exercised	$ 0.00
Number of shares forfeited	(726,506)
Weighted average exercise price forfeited	$ 0.71
Aggregate intrinsic value forfeited
Number of shares expired	(293,290)
Weighted average exercise price expired	$ 0.18
Aggregate intrinsic value expired
Number of shares ending balance	2,688,294	2,920,881
Weighted average exercise price ending balance	$ 0.48	$ 0.46
Aggregate intrinsic value ending balance	$ 1,991	$ 748
Number of shares exercisable	1,775,082
Weighted average exercise price exercisable	$ 0.41
Weighted average remaining contractual term, exercisable	7 years 5 months 12 days
Aggregate intrinsic value exercisable	$ 1,446